Average Annual Total Returns	0 Months Ended
Jan. 28, 2012
(Retail) | (Delaware Smid Cap Growth Fund) | Russell 2500® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(1.57%)
5 Years	2.89%
10 years	5.23%
(Retail) | (Delaware Smid Cap Growth Fund) | Class A
Average Annual Return:
1 Year	1.77%
5 Years	5.41%
10 years	5.82%
(Retail) | (Delaware Smid Cap Growth Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	0.74%
5 Years	4.10%
10 years	4.99%
(Retail) | (Delaware Smid Cap Growth Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	1.57%
5 Years	4.15%
10 years	4.81%
(Retail) | (Delaware Smid Cap Growth Fund) | Class B
Average Annual Return:
1 Year	3.22%
5 Years	5.64%
10 years	5.86%
(Retail) | (Delaware Smid Cap Growth Fund) | Class C
Average Annual Return:
1 Year	6.21%
5 Years	5.88%
10 years	5.69%
(Retail) | (Delaware Smid Cap Growth Fund) | Class R
Average Annual Return:
Label	(lifetime 6/3/03-12/31/11)
1 Year	7.75%
5 Years	6.45%
Lifetime	9.18%
(Institutional) | (Delaware Smid Cap Growth Fund) | Russell 2500 Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(1.57%)
5 Years	2.89%
10 years	5.23%
(Institutional) | (Delaware Smid Cap Growth Fund) | Institutional Class
Average Annual Return:
1 Year	8.28%
5 Years	6.99%
10 years	6.77%
(Institutional) | (Delaware Smid Cap Growth Fund) | Institutional Class | return after taxes on distributions
Average Annual Return:
1 Year	7.32%
5 Years	5.81%
10 years	6.02%
(Institutional) | (Delaware Smid Cap Growth Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	5.78%
5 Years	5.60%
10 years	5.70%
(Retail) | (Delaware Global Real Estate Securities Fund) | FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(5.82%)
Lifetime	(6.97%)
(Retail) | (Delaware Global Real Estate Securities Fund) | Class A
Average Annual Return:
Label	(lifetime: 09/28/07-12/31/11)
1 Year	(10.16%)
Lifetime	(8.83%)
(Retail) | (Delaware Global Real Estate Securities Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	(11.44%)
Lifetime	(10.17%)
(Retail) | (Delaware Global Real Estate Securities Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(6.61%)
Lifetime	(8.04%)
(Retail) | (Delaware Global Real Estate Securities Fund) | Class C
Average Annual Return:
Label	(lifetime: 7/30/10-12/31/11)
1 Year	(6.30%)
Lifetime	5.03%
(Retail) | (Delaware Global Real Estate Securities Fund) | Class R
Average Annual Return:
Label	(lifetime: 7/30/10-12/31/11)
1 Year	(5.05%)
Lifetime	5.57%
(Institional) | (Delaware Global Real Estate Securities Fund) | FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
Label	Lifetime (09/28/07-12/31/11)
1 Year	(5.82%)
Lifetime	(6.97%)
(Institional) | (Delaware Global Real Estate Securities Fund) | Institutional Class
Average Annual Return:
Label	Lifetime (09/28/07-12/31/11)
1 Year	(4.37%)
Lifetime	(7.46%)
(Institional) | (Delaware Global Real Estate Securities Fund) | Institutional Class | return after taxes on distributions
Average Annual Return:
Label	Lifetime (09/28/07-12/31/11)
1 Year	(5.82%)
Lifetime	(8.86%)
(Institional) | (Delaware Global Real Estate Securities Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Average Annual Return:
Label	Lifetime (09/28/07-12/31/11)
1 Year	(2.84%)
Lifetime	(6.97%)
(Retail) | (Delaware Healthcare Fund) | Russell 3000® Healthcare Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	10.87%
Lifetime	2.19%
(Retail) | (Delaware Healthcare Fund) | Class A
Average Annual Return:
Label	(lifetime: 09/28/07--12/31/11)
1 Year	(3.14%)
Lifetime	11.99%
(Retail) | (Delaware Healthcare Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	(5.26%)
Lifetime	9.01%
(Retail) | (Delaware Healthcare Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(1.84%)
Lifetime	8.55%
(Retail) | (Delaware Healthcare Fund) | Class C
Average Annual Return:
Label	(lifetime: 01/28/10--12/31/11)
1 Year	1.17%
Lifetime	8.26%
(Retail) | (Delaware Healthcare Fund) | Class R
Average Annual Return:
Label	(lifetime: 01/28/10--12/31/11)
1 Year	2.58%
Lifetime	8.76%
(Institutional) | (Delaware Healthcare Fund) | Russell 3000® Healthcare Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
Label	Lifetime (09/28/07-- 12/31/11)
1 Year	10.87%
Lifetime	2.19%
(Institutional) | (Delaware Healthcare Fund) | Institutional Class
Average Annual Return:
Label	Lifetime (09/28/07-- 12/31/11)
1 Year	3.06%
Lifetime	13.69%
(Institutional) | (Delaware Healthcare Fund) | Institutional Class | return after taxes on distributions
Average Annual Return:
Label	Lifetime (09/28/07-- 12/31/11)
1 Year	0.71%
Lifetime	10.63%
(Institutional) | (Delaware Healthcare Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Average Annual Return:
Label	Lifetime (09/28/07-- 12/31/11)
1 Year	2.20%
Lifetime	10.00%